Short-Term Investments (Tables)	12 Months Ended
Dec. 31, 2023
Short-Term Investments [Abstract]
Schedule of Short-term investments

Short-term investments consisted of the following:

	As of December 31,
	2022	2023
	US$	US$
Aggregate cost	25,547,079	10,000,000
Gross unrealized gain	241,225	282,329
Aggregate fair value	25,788,304	10,282,329